Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the executive compensation actually paid to our Named Executive Officers as defined by Item 402(v) and our financial performance during the years 2024, 2023, 2022, 2021, and 2020.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted Revenue(4) (in millions)
					nVent TSR	Peer group (S&P 400 Industrials TSR)
2024	9,833,132	14,720,004	2,297,677	2,351,996	$296	$198	$332	$3,511
2023	8,912,856	22,465,509	2,224,486	4,914,622	$254	$174	$567	$3,002
2022	7,912,415	11,421,671	2,060,895	2,633,191	$163	$132	$400	$2,970
2021	10,651,343	18,561,232	2,350,052	4,036,554	$158	$150	$273	$2,374
2020	6,322,870	3,827,958	1,407,410	1,033,570	$94	$116	($47)	$1,990

(1)
The principal executive officer (“PEO”) for all years shown in the table is Ms. Wozniak.

(2)
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

PEO SCT Total to CAP Reconciliation:
	(a)	(b)	(c )	(d)	(e )	(f) (ii)	(g)	(h)	(h) = (a) – (b) – (c ) + (d) + (e ) + (f) + (g) + (h)
Year	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2024 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2024 ($)(i)(ii)	Fair Value of Prior Years’ Awards at 12/31/2023 That Failed to Meet Applicable Vesting Conditions in FY24	Pension Service Cost ($)(i)	CAP ($)
2024	9,833,132	7,000,022	392,266	6,815,548	1,777,462	3,232,924	—	453,226	14,720,004
2023	8,912,856	5,249,972	827,825	7,474,519	7,412,176	4,344,971	—	398,784	22,465,509
2022	7,912,415	5,000,017	—	6,315,713	679,593	1,220,596	—	293,371	11,421,671
2021	10,651,343	6,999,739	717,005	11,714,793	4,084,609	(535,993)	—	363,224	18,561,232
2020	6,322,870	4,500,018	535,164	4,016,602	(403,930)	(1,386,014)	—	313,612	3,827,958
Average Non-PEO Named Executive Officers SCT Total to CAP Reconciliation:
	(a)	(b)	(c )	(d)	(e )	(f) (ii)	(g)	(h)	(h) = (a) – (b) – (c ) + (d) + (e ) + (f) + (g) + (h)
Year	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2023 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2023 ($)(i)(ii)	Fair Value of Prior Years’ Awards at 12/31/2023 That Failed to Meet Applicable Vesting Conditions in FY24	Pension Service Cost ($)(i)	CAP ($)
2024	2,297,677	1,425,001	—	1,070,625	213,422	502,258	(306,985)	—	2,351,996
2023	2,224,486	1,049,974	—	1,494,877	1,349,447	895,786	—	—	4,914,622
2022	2,060,895	925,011	—	1,168,415	119,532	209,360	—	—	2,633,191
2021	2,350,052	1,249,938	—	2,087,414	793,865	55,161	—	—	4,036,554
2020	1,407,410	837,508	—	747,538	(91,638)	(192,232)	—	—	1,033,570

(i)
Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown, and the service cost for our PEO as defined in FASB ASC Topic 715. The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.

(ii)
Includes the value of accrued Dividend Equivalent Units that were paid in cash at the time of vesting.

(3)
The non-PEO Named Executive Officers reflected in columns (d) and (e) represent the following individuals for 2024: Ms. Zawoyski, Ms. Bennett, Mr. Padmanabhan, Mr. Ruzynski, and Mr. Lammers; for 2023 and 2022: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers and Mr. Padmanabhan; and for 2021 and 2020: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers, and Ms. Heath.

(4)
The total in column (i) reflects the actual results for adjusted revenue as reflected under “Annual Incentives” beginning on page 37. Adjustments to revenue for factors specified in MIP for 2024 included foreign exchange impact ($6 million) and revenue contributed from acquisitions (-$124 million). Please see Appendix A for reconciliation of GAAP to non-GAAP financial measures included in this section.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote
(1)
The principal executive officer (“PEO”) for all years shown in the table is Ms. Wozniak.
(3)
The non-PEO Named Executive Officers reflected in columns (d) and (e) represent the following individuals for 2024: Ms. Zawoyski, Ms. Bennett, Mr. Padmanabhan, Mr. Ruzynski, and Mr. Lammers; for 2023 and 2022: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers and Mr. Padmanabhan; and for 2021 and 2020: Ms. Zawoyski, Mr. Ruzynski, Mr. Lammers, and Ms. Heath.

PEO Total Compensation Amount	$ 9,833,132	$ 8,912,856	$ 7,912,415	$ 10,651,343	$ 6,322,870
PEO Actually Paid Compensation Amount	$ 14,720,004	22,465,509	11,421,671	18,561,232	3,827,958
Adjustment To PEO Compensation, Footnote
(2)
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

PEO SCT Total to CAP Reconciliation:
	(a)	(b)	(c )	(d)	(e )	(f) (ii)	(g)	(h)	(h) = (a) – (b) – (c ) + (d) + (e ) + (f) + (g) + (h)
Year	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2024 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2024 ($)(i)(ii)	Fair Value of Prior Years’ Awards at 12/31/2023 That Failed to Meet Applicable Vesting Conditions in FY24	Pension Service Cost ($)(i)	CAP ($)
2024	9,833,132	7,000,022	392,266	6,815,548	1,777,462	3,232,924	—	453,226	14,720,004
2023	8,912,856	5,249,972	827,825	7,474,519	7,412,176	4,344,971	—	398,784	22,465,509
2022	7,912,415	5,000,017	—	6,315,713	679,593	1,220,596	—	293,371	11,421,671
2021	10,651,343	6,999,739	717,005	11,714,793	4,084,609	(535,993)	—	363,224	18,561,232
2020	6,322,870	4,500,018	535,164	4,016,602	(403,930)	(1,386,014)	—	313,612	3,827,958
(i)
Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown, and the service cost for our PEO as defined in FASB ASC Topic 715. The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.

(ii)
Includes the value of accrued Dividend Equivalent Units that were paid in cash at the time of vesting.

Non-PEO NEO Average Total Compensation Amount	$ 2,297,677	2,224,486	2,060,895	2,350,052	1,407,410
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,351,996	4,914,622	2,633,191	4,036,554	1,033,570
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:
Average Non-PEO Named Executive Officers SCT Total to CAP Reconciliation:
	(a)	(b)	(c )	(d)	(e )	(f) (ii)	(g)	(h)	(h) = (a) – (b) – (c ) + (d) + (e ) + (f) + (g) + (h)
Year	SCT Total ($)	Grant Date Fair Value of Equity Granted ($)	Change in Pension Value ($)	Fair Value of Current Year Equity Awards at 12/31/2023 ($)(i)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 ($)(i)	Change in Value of Prior Years’ Award That Vested in FY2023 ($)(i)(ii)	Fair Value of Prior Years’ Awards at 12/31/2023 That Failed to Meet Applicable Vesting Conditions in FY24	Pension Service Cost ($)(i)	CAP ($)
2024	2,297,677	1,425,001	—	1,070,625	213,422	502,258	(306,985)	—	2,351,996
2023	2,224,486	1,049,974	—	1,494,877	1,349,447	895,786	—	—	4,914,622
2022	2,060,895	925,011	—	1,168,415	119,532	209,360	—	—	2,633,191
2021	2,350,052	1,249,938	—	2,087,414	793,865	55,161	—	—	4,036,554
2020	1,407,410	837,508	—	747,538	(91,638)	(192,232)	—	—	1,033,570

(i)
Reflects the fair value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown, and the service cost for our PEO as defined in FASB ASC Topic 715. The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.

(ii)
Includes the value of accrued Dividend Equivalent Units that were paid in cash at the time of vesting.

Compensation Actually Paid vs. Total Shareholder Return
1. Compensation Actually Paid (“CAP”) versus TSR for Company and Peer Group

From 2020 to 2024, we delivered strong TSR performance relative to the TSR of the S&P 400 Industrials.
Our 5-year cumulative TSR is 49% above the S&P 400 industrials index at the end of the 5-year period.
The PEO’s and other NEOs’ CAP amounts are aligned with our TSR. This is due primarily to our use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance.
Additional information about our annual and long-term incentive programs begins on page 37.

Compensation Actually Paid vs. Net Income
2. CAP versus Net Income

As illustrated in the chart, our net income significantly increased from 2020. While the Company does not use net income to determine compensation levels or incentive plan payouts, it is a contributor to Adjusted EPS which is a key metric in our annual incentive program.
Additional information about our annual and long-term incentive programs begins on page 37.

Compensation Actually Paid vs. Company Selected Measure
3. CAP versus Company-Selected Measure (“CSM”): Adjusted Revenue

Our Adjusted Revenue* was up 76% from 2020. Adjusted Revenue is a key metric in our annual incentive program which comprised 15% of the 2024 target total direct compensation for our PEO, and 18% on average for Non-PEO NEOs. Additional details on our annual incentive program can be found beginning on page 37.
*
Please see Appendix A for reconciliation of GAAP to non-GAAP financial measures included in this section.

Total Shareholder Return Vs Peer Group
1. Compensation Actually Paid (“CAP”) versus TSR for Company and Peer Group

From 2020 to 2024, we delivered strong TSR performance relative to the TSR of the S&P 400 Industrials.
Our 5-year cumulative TSR is 49% above the S&P 400 industrials index at the end of the 5-year period.
The PEO’s and other NEOs’ CAP amounts are aligned with our TSR. This is due primarily to our use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance.
Additional information about our annual and long-term incentive programs begins on page 37.

Tabular List, Table
The four items listed below represent the most important metrics we used to determine CAP for 2024 as further described above under the sections titled “Annual Incentives” and “Long-Term Incentives.”
Most Important Performance Measures
Adjusted Revenue
Adjusted Earnings Per Share
Free Cash Flow
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 296	254	163	158	94
Peer Group Total Shareholder Return Amount	198	174	132	150	116
Net Income (Loss)	$ 332,000,000	$ 567,000,000	$ 400,000,000	$ 273,000,000	$ (47,000,000)
Company Selected Measure Amount	3,511,000,000	3,002,000,000	2,970,000,000	2,374,000,000	1,990,000,000
PEO Name	Ms. Wozniak
Adjustments To Revenue Included Foreign Exchange Impact	$ 6,000,000
Revenue Contributed From Acquisitions	$ (124,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description
(4)
The total in column (i) reflects the actual results for adjusted revenue as reflected under “Annual Incentives” beginning on page 37. Adjustments to revenue for factors specified in MIP for 2024 included foreign exchange impact ($6 million) and revenue contributed from acquisitions (-$124 million). Please see Appendix A for reconciliation of GAAP to non-GAAP financial measures included in this section.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (392,266)	$ (827,825)		$ (717,005)	$ (535,164)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	453,226	398,784	293,371	363,224	313,612
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,000,022)	(5,249,972)	(5,000,017)	(6,999,739)	(4,500,018)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,815,548	7,474,519	6,315,713	11,714,793	4,016,602
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,777,462	7,412,176	679,593	4,084,609	(403,930)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,232,924	4,344,971	1,220,596	(535,993)	(1,386,014)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,425,001)	(1,049,974)	(925,011)	(1,249,938)	(837,508)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,070,625	1,494,877	1,168,415	2,087,414	747,538
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,422	1,349,447	119,532	793,865	(91,638)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	502,258	895,786	209,360	55,161	(192,232)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (306,985)